UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    ________

                                  FORM N-CSRS
                                    ________

             CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  INVESTMENT COMPANY ACT FILE NUMBER 811-23004

                              WINTON SERIES TRUST
               (Exact name of registrant as specified in charter)
                                    ________


                                SEI Investments
                            One Freedom Valley Drive
                                 Oaks, PA 19456
              (Address of principal executive offices) (Zip code)

                                Michael Beattie
                              C/O SEI Corporation
                            One Freedom Valley Drive
                                 Oaks, PA 19456
                    (Name and address of agent for service)



       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-866-330-9999

                   DATE OF FISCAL YEAR END: OCTOBER 31, 2015

                    DATE OF REPORTING PERIOD: APRIL 30, 2015

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ITEM 1. REPORTS TO STOCKHOLDERS.



                                                               [GRAPHIC OMITTED]

Winton Global Equity Portfolio

Semi-Annual Report
April 30, 2015 (Unaudited)




                               [GRAPHIC OMITTED]


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TABLE OF CONTENTS

Fund Information ..........................................................    1
Letter to Shareholders ....................................................    2
Schedule of Investments ...................................................    4
Statement of Assets and Liabilities .......................................   14
Statement of Operations ...................................................   15
Statement of Changes in Net Assets ........................................   16
Financial Highlights ......................................................   17
Notes to the Financial Statements .........................................   19
Disclosure of Fund Expenses ...............................................   31
Approval of Investment Advisory Agreement .................................   33


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FUND INFORMATION

REGISTERED OFFICE      PO Box 588
                       Portland, ME 04112

ADVISER                Winton Capital US LLC
                       375 Park Avenue
                       New York, NY 10152

DISTRIBUTOR            SEI Investments Distribution Co.
                       One Freedom Valley Drive
                       Oaks, PA 19456

ADMINISTRATOR          SEI Investments Global Funds Services
                       One Freedom Valley Drive
                       Oaks, PA 19456

LEGAL COUNSEL          Morgan, Lewis & Bockius LLP
                       1701 Market Street
                       Philadelphia, PA 19103

CUSTODIAN              MUFG Union Bank, N.A.
                       350 California Street, 20th Floor
                       San Francisco, CA 94104

The Fund files its complete schedule of investments of fund holdings with the Securities and Exchange Commission (the "Commission") for the first and third quarters of each fiscal year on Form N-Q within sixty days after period end. The Fund's N-Q Forms are available on the Commission's website at http://www.sec.gov, and may be reviewed and copied at the Commission's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to fund securities, as well as information relating to how the Fund voted proxies relating to fund securities during the most recent 12-month period ended June 30, will be available (i) without charge, upon request, by calling 1-866-330-9999; and (ii) on the Commission's website at http://www.sec.gov.

THIS REPORT HAS BEEN PREPARED FOR SHAREHOLDERS AND MAY BE DISTRIBUTED TO OTHERS ONLY IF PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS.

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--------------------------------------------------------------------------------

LETTER TO SHAREHOLDERS

The Winton Global Equity Portfolio (the "Fund") was launched on 29(th) December 2014. For the period from Inception to 30(th) April 2015 the Fund's Institutional Class Shares returned 3.60% compared with 3.39% for the MSCI World Net TR Index. The Portfolio was fully invested over the first two days of trading, and returned -0.16% in December versus -1.12% for the benchmark. The Performance Review that follows covers the period from 1(st) January 2015 to 30(th) April 2015.

Performance Review

Global equity markets returned +4.71% to the end of April as represented by the MSCI World Net TR Index, yet there was distinct differentiation between regional performances. US markets as represented by the S&P 500 index posted one of the worst advances among developed-nation markets, whereas European bourses were propelled by the commencement of quantitative easing by the ECB, despite renewed fears of a Greek exit from the European Union. Asian markets also saw strong returns over the period. In Japan, the Nikkei breached the 20,000 level for the first time since 2000, after three Japanese public pension funds managing approximately USD$250bn in assets announced a shift away from bonds into domestic equities in their target allocations. In China, the People's Bank of China kept up its monetary easing policies while possibilities to reform state-owned enterprises began to surface.

From a regional perspective, the Fund's relative return over the period was driven by underperformance in the US whilst the European and Asian allocations contributed positively both on a relative and absolute basis.

On a sector basis, Healthcare was the largest relative detractor. However, most of the underperformance can be attributed to stock specific risk, with Edward Lifesciences suffering from profit taking in April despite successful clinical data in heart valve replacement. An overweight allocation in Technology stocks was another drag on relative performance with poor news flow in the flash memory sector hitting Micron Technology's share price. Although the Fund's underweight allocation stance in Energy had benefited relative performance in the first quarter, the reversal in oil prices in April resulted in the sector becoming a negative relative contributor for the reviewed period. On the positive side, the Fund's exposure to Financials was the largest outperformer, and despite running an underweight allocation relative to the benchmark, strong stock selection drove overall returns. Further outperformance was achieved in the Consumer Discretionary sector where the Fund has its largest overweight allocation, with notable profits from European holdings such as Valeo and Michelin.

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LETTER TO SHAREHOLDERS (continued)

The Fund's top ten holdings at April 30, 2015 account for approximately 20% of the total weight with the largest positions being IBM (2.6%), Micron Technology (2.6%) and Magna International (2.4%). On a sector basis the Fund continues to hold an overweight allocation stance in Consumer Discretionary stocks whilst being most underweight in the Energy sector.

Incremental improvements to the Investment System employed by the Investment Adviser were researched and tested over the period. In particular, much work has been done on methods for controlling tracking error in a global versus regional portfolio, and these improvements are expected to be released over the next few months.

Sincerely,

Winton Capital US LLC

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SCHEDULE OF INVESTMENTS
Sector Weightings+:

22.9% Consumer Discretionary
19.1% Information Technology
14.7% Financials
10.7% Health Care
9.8%  Industrials
6.4%  Consumer Staples
5.1%  Telecommunication Services
4.5%  Exchange Traded Funds
3.9%  Materials
1.7%  Utilities
0.9%  Energy
0.3%  Preferred Stock

+    PERCENTAGES BASED ON TOTAL INVESTMENTS.

--------------------------------------------------------------------------------
COMMON STOCK -- 90.0%
--------------------------------------------------------------------------------

                                                       SHARES            VALUE $
                                                       ------            -------

AUSTRALIA -- 3.5%
   AMP ............................................     2,095            10,578
   Asciano ........................................     1,957            10,135
   Australia & New Zealand Banking Group ..........     4,445           118,548
   BHP Billiton ...................................       797            20,286
   Brambles .......................................       245             2,081
   CIMIC Group ....................................       590             9,738
   Cochlear .......................................       187            12,273
   Commonwealth Bank of Australia .................        48             3,349
   Computershare ..................................       203             1,963
   Fortescue Metals Group .........................    25,106            42,272
   GPT Group ++ ...................................       571             2,006
   Insurance Australia Group ......................    22,824           104,259
   Lend Lease Group ...............................     9,022           113,621
   Macquarie Group ................................       134             8,184
   Mirvac Group ++ ................................     6,367            10,054
   NationalAustraliaBank ..........................        76             2,193
   Origin Energy ..................................     1,177            11,726
   Sonic Healthcare ...............................       669            10,450
   Stockland ++  ..................................     2,661             9,269

++ -- REAL ESTATE INVESTMENT TRUST

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

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SCHEDULE OF INVESTMENTS (continued)
--------------------------------------------------------------------------------
COMMON STOCK -- CONTINUED
--------------------------------------------------------------------------------
                                                       SHARES            VALUE $
                                                       ------            -------
AUSTRALIA(CONTINUED)
   Suncorp Group ..................................       885             9,122
   Telstra ........................................    71,125           348,480
   Toll Holdings ..................................     1,648            11,626
   Westpac Banking ................................       121             3,465
   Woodside Petroleum .............................       381            10,473
   WorleyParsons ..................................     2,495            22,343
                                                                      ---------
                                                                        908,494
                                                                      ---------

BELGIUM -- 1.2%
   Delhaize Group .................................     3,868           310,738
   Umicore ........................................        88             4,365
                                                                      ---------
                                                                        315,103
                                                                      ---------

CANADA -- 7.5%
   Bank of Montreal ...............................     3,776           245,716
   Bank of Nova Scotia ............................     9,064           497,856
   Brookfield Asse tManagement, Cl A ..............     2,462           132,059
   Canadian Imperial Bank of Commerce .............     4,343           347,368
   Magna International ............................    11,797           592,163
   National Bank of Canada ........................       299            12,034
   Power Corp of Canada ...........................       605            16,558
   Royal Bank of Canada ...........................       822            54,366
   Shaw Communications, Cl B ......................       948            21,586
   Toronto-Dominion Bank ..........................       702            32,282
                                                                      ---------
                                                                      1,951,988
                                                                      ---------

CHINA -- 1.0%
   China Construction Bank, Cl H ..................   117,000           113,567
   Industrial & Commercial Bank of China, Cl H ....   158,000           137,048
                                                                      ---------
                                                                        250,615
                                                                      ---------

DENMARK -- 0.6%
   Vestas Wind Systems ............................     3,088           139,840
                                                                      ---------

FINLAND -- 0.5%
   Nokian Renkaat .................................     3,247           105,298
   Stora Enso .....................................     1,968            20,668

Cl -- CLASS


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

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SCHEDULE OF INVESTMENTS (continued)
--------------------------------------------------------------------------------
COMMON STOCK -- CONTINUED
--------------------------------------------------------------------------------

                                                       SHARES            VALUE $
                                                       ------            -------
FINLAND(CONTINUED)
   UPM-Kymmene ....................................       647            11,683
                                                                      ---------
                                                                        137,649
                                                                      ---------

FRANCE -- 5.8%
   Capital Gemini .................................        73             6,491
   Casino Guichard Perrachon ......................     3,903           344,425
   Cie Generale des Etablissements Michelin .......     3,144           349,887
   Credit Agricole ................................     4,951            76,871
   Lagardere ......................................     4,050           129,742
   Orange .........................................       768            12,624
   Peugeot ........................................       709            13,377
   Publicis Groupe ................................     1,149            96,170
   Safran .........................................     1,228            89,543
   Sanofi .........................................       122            12,393
   Valeo ..........................................     2,154           344,621
   Vinci ..........................................       382            23,382
                                                                      ---------
                                                                      1,499,526
                                                                      ---------

GERMANY -- 0.2%
   Allianz ........................................         8             1,359
   Continental ....................................       242            56,598
                                                                      ---------
                                                                         57,957
                                                                      ---------

HONG KONG -- 0.8%
   China Mobile ...................................     8,000           114,257
   Hang Seng Bank .................................     4,900            95,454
                                                                      ---------

                                                                        209,711
                                                                      ---------

IRELAND -- 0.7%
   Experian .......................................       420             7,510
   Seagate Technology .............................     3,048           178,978
                                                                      ---------
                                                                        186,488
                                                                      ---------

ITALY -- 0.5%
   Mediaset .......................................    20,306           104,151
   Pirelli & C. ...................................     1,153            19,908
                                                                      ---------
                                                                        124,059
                                                                      ---------

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

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SCHEDULE OF INVESTMENTS (continued)
--------------------------------------------------------------------------------
COMMON STOCK -- CONTINUED
--------------------------------------------------------------------------------

                                                       SHARES            VALUE $
                                                       ------            -------
JAPAN -- 10.2%
   Aisin Seiki ....................................     1,400            63,875
   Asahi Kasei ....................................     7,000            65,768
   Central Japan Railway ..........................       200            35,641
   DaiwaSecuritiesGroup ...........................     3,000            24,831
   FUJIFILM Holdings ..............................     4,100           154,086
   Fujitsu ........................................     4,000            26,454
   Hoya ...........................................     1,700            65,372
   Isuzu Motors ...................................     3,800            50,251
   ITOCHU .........................................    14,200           174,451
   Kobe Steel .....................................    44,000            79,794
   Marubeni .......................................    20,100           124,180
   Mitsubishi Electric ............................     2,000            26,060
   Mitsubishi Materials ...........................    20,000            71,837
   Mitsubishi UFJ Financial Group .................     3,900            27,644
   Mitsui .........................................     9,700           135,359
   Mizuho Financial Group .........................    87,400           166,233
   Nikon ..........................................     6,100            86,537
   Nippon Telegraph & Telephone ...................     2,200           148,220
   Nissin Foods Holdings ..........................       700            33,487
   Nitori Holdings ................................       400            30,694
   NOK ............................................     3,800           119,147
   NTT DOCOMO .....................................     1,700            30,043
   Oriental Land ..................................     1,300            87,812
   Otsuka Holdings ................................     6,400           201,557
   Rohm ...........................................     1,200            83,050
   Seven & i Holdings .............................       700            30,021
   Shionogi .......................................     1,400            46,047
   Sumitomo .......................................    10,500           123,701
   Sumitomo Metal Mining ..........................     3,000            43,872
   Suzuki Motor ...................................     2,300            74,173
   Taisei .........................................    17,000            98,256
   Taisho Pharmaceutical Holdings .................       500            35,058
   Toppan Printing ................................     9,000            75,289
                                                                      ---------
                                                                      2,638,800
                                                                      ---------


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

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SCHEDULE OF INVESTMENTS (continued)
--------------------------------------------------------------------------------
COMMONSTOCK -- CONTINUED
--------------------------------------------------------------------------------

                                                       SHARES            VALUE $
                                                       ------            -------
LUXEMBOURG -- 0.5%
   SES ADR ........................................     3,682           128,776
                                                                        -------
NETHERLANDS -- 0.6%
   Koninklijke Ahold ..............................     8,372           161,868
                                                                        -------
NORWAY -- 1.9%
   DNB ............................................     3,242            57,551
   Telenor ........................................     5,014           113,155
   Yara International .............................     6,425           328,947
                                                                        -------
                                                                        499,653
                                                                        -------
PORTUGAL -- 0.2%
   EDP - Energias de Portugal .....................    13,123            52,363
                                                                        -------
SINGAPORE -- 0.4%
   Singapore Telecommunications ...................    29,900            99,812
                                                                        -------
SPAIN -- 0.6%
   Banco Santander ................................     3,426            25,850
   Gas Natural ....................................     5,652           138,687
                                                                        -------
                                                                        164,537
                                                                        -------
SWEDEN -- 1.7%
   Boliden ........................................       958            20,771
   Electrolux .....................................       751            22,441
   Investor, Cl B .................................     3,722           151,354
   Nordea Bank ....................................     1,543            19,564
   Skanska, Cl B ..................................     4,641           103,067
   Telefonaktiebolaget LM Ericsson, Cl B ..........     1,214            13,250
   TeliaSonera ....................................    18,735           116,241
                                                                        -------
                                                                        446,688
                                                                        -------
SWITZERLAND -- 1.4%
   Cie Financiere Richemont .......................       381            33,816
   Roche Holding ..................................       307            87,479
   Swiss Life Holding .............................       421            99,483
   Swiss Re .......................................     1,599           141,245
                                                                        -------
                                                                        362,023
                                                                        -------

ADR -- AMERICAN DEPOSITARY RECEIPT
Cl -- CLASS

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

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SCHEDULE OF INVESTMENTS (continued)
--------------------------------------------------------------------------------
COMMONSTOCK -- CONTINUED
--------------------------------------------------------------------------------

                                                       SHARES            VALUE $
                                                       ------            -------

UNITED KINGDOM -- 10.8%

   3i Group .......................................    15,144           117,451
   AstraZeneca ....................................     2,452           168,465
   British American Tobacco .......................     1,531            84,215
   BritishLand++ ..................................    10,951           139,635
   Cobham .........................................    14,015            63,651
   Daily Mail & General Trust, Cl A ...............     5,170            71,151
   GKN ............................................     9,752            52,366
   HSBC Holdings ..................................     3,376            33,763
   IMI ............................................     1,980            37,985
   Imperial Tobacco Group .........................       132             6,453
   InterContinental Hotels Group ..................       341            14,600
   ITV ............................................     1,526             5,932
   Kingfisher .....................................    27,174           146,161
   Ladbrokes ......................................    74,365           116,518
   Land Securities Group++ ........................    3,499             67,036
   Man Group ......................................     3,192             9,423
   Marks & Spencer Group ..........................    15,450           130,988
   Next ...........................................     1,455           163,774
   Old Mutual .....................................     2,361             8,479
   Persimmon ......................................    13,488           350,608
   Reckitt Benckiser Group ........................       869            77,434
   Segro++ ........................................     9,772            64,270
   Shire ..........................................       484            39,377
   Sky ............................................     8,891           146,762
   Tate & Lyle ....................................    34,188           313,393
   Unilever .......................................     2,813           123,448
   UnitedUtilitiesGroup ...........................     6,413            95,511
   Vodafone Group .................................    31,553           111,295
   William Hill ...................................     4,607            25,483
                                                                      ---------
                                                                      2,785,627
                                                                      ---------

++ -- REAL ESTATE INVESTMENT TRUST
Cl -- CLASS


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

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SCHEDULE OF INVESTMENTS (continued)
--------------------------------------------------------------------------------
COMMON STOCK -- CONTINUED
--------------------------------------------------------------------------------

                                                       SHARES            VALUE $
                                                       ------            -------

UNITED STATES--39.3%

CONSUMER DISCRETIONARY -- 9.4%
   Apollo Education Group, Cl A* ..................     2,809            47,149
   Bed Bath & Beyond*. ............................     1,233            86,877
   Best Buy .......................................     5,633           195,184
   Coach ..........................................       655            25,028
   Comcast, Cl A ..................................       978            56,489
   Expedia ........................................       249            23,463
   Fossil Group* ..................................        81             6,802
   Game Stop, Cl A ................................     8,174           315,026
   Gannett ........................................     3,434           117,855
   Gap ............................................     2,377            94,224
   Graham Holdings, Cl B ..........................       268           274,145
   Kohl's .........................................     2,622           187,867
   Macy's .........................................     2,048           132,362
   Marriott International, Cl A ...................       588            47,069
   PulteGroup .....................................    23,346           450,578
   Scripps Networks Interactive, Cl A .............     1,584           110,658
   Staples ........................................    10,503           171,409
   Twenty-First Century Fox ADR, Cl A .............       375            12,780
   Viacom, Cl B ...................................     1,022            70,978
   Wyndham Worldwide ..............................       149            12,725
                                                                      ---------
                                                                      2,438,668
                                                                      ---------

CONSUMER STAPLES -- 1.7%
   Archer-Daniels-Midland .........................     4,540           221,915
   Lorillard ......................................     1,563           109,191
   Molson Coors Brewing, Cl B .....................     1,037            76,230
   Tyson Foods, Cl A ..............................       680            26,860
                                                                      ---------
                                                                        434,196
                                                                      ---------

ENERGY -- 0.7%
   National Oilwell Varco .........................       660            35,911
   Valero Energy ..................................     2,517           143,217
                                                                      ---------
                                                                        179,128
                                                                      ---------


* -- NON-INCOME PRODUCING SECURITY.
ADR -- AMERICAN DEPOSITARY RECEIPT
Cl -- CLASS

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

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SCHEDULE OF INVESTMENTS (continued)
--------------------------------------------------------------------------------
COMMONSTOCK -- CONTINUED
--------------------------------------------------------------------------------

                                                       SHARES            VALUE $
                                                       ------            -------

UNITED STATES(CONTINUED)

FINANCIALS -- 1.1%
   American International Group ...................       362            20,377
   Assurant .......................................     1,443            88,687
   Capital One Financial ..........................       243            19,646
   Discover Financial Services ....................     1,177            68,231
   Goldman Sachs Group ............................       100            19,642
   MetLife. . .....................................       197            10,104
   Principal Financial Group ......................        44             2,249
   Torchmark ......................................       835            46,852
                                                                      ---------
                                                                        275,788
                                                                      ---------
HEALTHCARE -- 6.4%
   Amgen ..........................................        39             6,159
   Anthem .........................................     1,729           260,958
   CR Bard ........................................       696           115,940
   Edwards Lifesciences* ..........................     4,651           589,049
   EliLilly .......................................     1,142            82,076
   Gilead Sciences ................................       608            61,110
   Humana .........................................     1,147           189,943
   Johnson & Johnson ..............................     1,744           173,005
   Medtronic ......................................     1,297            96,562
   Pfizer .........................................     2,752            93,375
                                                                      ---------
                                                                      1,668,177
                                                                      ---------
INDUSTRIALS -- 2.1%
   Caterpillar ....................................     1,333           115,811
   Dover ..........................................     1,428           108,128
   L-3 Communications Holdings ....................     1,084           124,562
   Southwest Airlines .............................     4,846           196,554
                                                                      ---------
                                                                        545,055
                                                                      ---------
INFORMATION TECHNOLOGY -- 15.9%
   Apple ..........................................     2,221           277,958
   Cisco Systems ..................................     5,358           154,471
   Computer Sciences ..............................     2,392           154,164

* -- NON-INCOME PRODUCING SECURITY.


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

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SCHEDULE OF INVESTMENTS (continued)
--------------------------------------------------------------------------------
COMMONSTOCK -- CONTINUED
--------------------------------------------------------------------------------

                                                       SHARES            VALUE $
                                                       ------            -------

UNITED STATES(CONTINUED)

INFORMATION TECHNOLOGY(CONTINUED)
   Corning ........................................     6,223           130,247
   Electronic Arts* ...............................       979            56,870
   EMC ............................................     2,260            60,817
   Harris .........................................     1,310           105,115
   Hewlett-Packard ................................     5,398           177,972
   Intel ..........................................     6,072           197,643
   International Business Machines ................     3,717           636,685
   KLA-Tencor .....................................     1,082            63,622
   Lam Research ...................................       276            20,860
   Linear Technology ..............................       223            10,287
   Microchip Technology ...........................     1,337            63,715
   Micron Technology* .............................    22,229           625,302
   Microsoft ......................................     4,464           217,129
   NetApp .........................................       338            12,252
   NVIDIA .........................................     5,402           119,897
   Oracle .........................................     2,650           115,593
   QUALCOMM .......................................     1,640           111,520
   SanDisk ........................................     1,103            73,835
   Texas Instruments ..............................       786            42,609
   Total System Services ..........................       712            28,167
   VeriSign* ......................................     2,088           132,609
   Western Digital ................................     1,495           146,121
   Western Union ..................................     9,730           197,324
   Xerox ..........................................    13,052           150,098
   Xilinx .........................................       711            30,829
   Yahoo!* ........................................       386            16,430
                                                                      ---------
                                                                      4,130,141
                                                                      ---------
MATERIALS -- 0.9%
   CF Industries Holdings .........................        47            13,511
   LyondellBasell Industries, Cl A ................     2,142           221,740
                                                                      ---------
                                                                        235,251
                                                                      ---------


* -- NON-INCOME PRODUCING SECURITY.
Cl -- CLASS

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                                  Winton Global Equity Portfolio
[GRAPHIC OMITTED] Winton Series Trust             April 30, 2015 (Unaudited)
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS (continued)
--------------------------------------------------------------------------------
COMMONSTOCK -- CONTINUED
--------------------------------------------------------------------------------

                                                       SHARES            VALUE $
                                                       ------            -------


UNITED STATES(CONTINUED)

TELECOMMUNICATION SERVICES -- 0.6%
   AT&T ...........................................     4,232           146,597
                                                                     ----------
UTILITIES--0.5%
   Pepco Holdings .................................     5,289           137,408
                                                                     ----------
                                                                     10,190,409
                                                                     ----------
   Total Common Stock
      (Cost $22,873,536) ..........................                  23,311,986
                                                                     ----------

--------------------------------------------------------------------------------
EXCHANGE TRADED FUNDS -- 4.3%
--------------------------------------------------------------------------------
   db x-trackers MSCI Korea Index Fund ............       988            60,831
   db x-trackers MSCI Korea Index Fund ............     5,200           323,374
   db x-trackers MSCI Taiwan Index Fund ...........    17,840           425,127
   SPDR S&P 500 Trust .............................     1,441           300,478
                                                                      ---------
   Total Exchange Traded Funds
      (Cost $1,029,013) ...........................                   1,109,810
                                                                      ---------

--------------------------------------------------------------------------------
PREFERRED STOCK -- 0.3%
--------------------------------------------------------------------------------
GERMANY -- 0.3%
   Porsche Automobil Holding ......................       821            77,739
                                                                    -----------
   Total Preferred Stock
      (Cost $65,599) ..............................                      77,739
                                                                    -----------
   Total Investments -- 94.5%
      (Cost $23,968,148) ..........................                 $24,499,535
                                                                    ===========

PERCENTAGES ARE BASED ON NET ASSETS OF $25,915,380.

S&P -- STANDARD & POOR'S
MSCI -- MORGAN STANLEY CAPITAL INTERNATIONAL
SPDR -- STANDARD & POOR'S DEPOSITARY RECEIPT

For more information on investments, see Note 3 -- Investments.


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                                  Winton Global Equity Portfolio
[GRAPHIC OMITTED] Winton Series Trust             April 30, 2015 (Unaudited)
--------------------------------------------------------------------------------

STATEMENT OF ASSETS AND LIABILITIES

ASSETS:
Investments (Cost $23,968,148) ..............................................   $24,499,535
Cash ........................................................................     1,301,971
Foreign currency (Cost $14,594) .............................................        14,787
Receivable for investment securities  sold ..................................       253,302
Dividends receivable ........................................................        52,844
Receivable from Investment Adviser ..........................................        49,115
Reclaims receivable .........................................................         6,747
Prepaid expenses ............................................................         4,541
                                                                                -----------
   Total assets                                                                  26,182,842
                                                                                -----------
LIABILITIES:
Payable for investment securities purchased .................................       224,052
Payable due to Administrator ................................................        11,507
Payable due to Trustees .....................................................         4,757
Chief Compliance Officer fees payable .......................................         3,115
Distribution fees payable ...................................................            85
Shareholder servicing fees payable ..........................................            51
Other accrued expenses ......................................................        23,895
                                                                                -----------
   Total liabilities ........................................................       267,462
                                                                                -----------
NET ASSETS ..................................................................   $25,915,380
                                                                                ===========
Net assets consist of:
Paid-in capital .............................................................   $25,010,215
Undistributed net investment income .........................................       151,813
Accumulated net realized gain on investments and foreign
   currency transactions ....................................................       221,129
Net unrealized appreciation on investments ..................................       531,387
Net unrealized appreciation on foreign currency contracts and foreign
   currency translation .....................................................           836
                                                                                -----------
Net assets ..................................................................   $25,915,380
                                                                                ===========
NET ASSET VALUE, Offering and Redemption Price Per Share --
   Institutional Class shares(unlimited authorization - no par value)
   ($25,811,798 \ 2,491,019 shares) .........................................   $     10 36
                                                                                ===========
NET ASSET VALUE, Offering and Redemption Price Per Share --
   Investor Class shares(unlimited authorization-no par value)
   ($103,582 / 10,010 shares) ...............................................   $     10 35
                                                                                ===========

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                                  Winton Global Equity Portfolio
                                                  For the period ended
[GRAPHIC OMITTED] Winton Series Trust             April 30, 2015 (Unaudited)
--------------------------------------------------------------------------------

STATEMENT OF OPERATIONS

INVESTMENT INCOME
Dividends ...................................................................   $ 232,314
Less: foreign taxes withheld ................................................     (16,922)
                                                                                ---------
   Total investment income ..................................................     215,392
                                                                                ---------
EXPENSES
Administrationfees ..........................................................      46,794
Investment advisory fees ....................................................      33,391
Trustees' fees ..............................................................       8,253
Chief Compliance Officer fees ...............................................       3,116
Distribution fees - Investor Class ..........................................          85
Shareholder servicing fees - Investor Class .................................          51
Professional fees ...........................................................      45,994
Transfer Agent fees .........................................................      17,541
Printing fees ...............................................................      10,221
Custodian fees ..............................................................       3,505
Registration fees ...........................................................       2,092
Insurance and other expenses ................................................       7,341
                                                                                ---------
   Total expenses ...........................................................     178,384
                                                                                ---------
LESS:
Investment advisory fees waived .............................................     (33,391)
Reimbursement from Investment Advisor .......................................     (81,414)
                                                                                ---------
   Net expenses .............................................................      63,579
                                                                                ---------
Net investment income .......................................................     151,813
                                                                                ---------
NETREALIZED GAIN/(LOSS)ON:
   Investments ..............................................................     224,653
   Foreign currency transactions ............................................      (3,524)
NET CHANGE IN UNREALIZED APPRECIATION/(DEPRECIATION)ON:
   Investments ..............................................................     531,387
   Foreign currency and translation of other assets and liabilities
      denominated in foreign currency .......................................         836
                                                                                ---------
Net realized and unrealized gain ............................................     753,352
                                                                                ---------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ........................   $ 905,165
                                                                                =========

*COMMENCED OPERATIONS ON DECEMBER 29,2014.


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

[GRAPHIC OMITTED] Winton Series Trust             Winton Global Equity Portfolio
--------------------------------------------------------------------------------

STATEMENT OF CHANGES IN NET ASSETS

                                                                                   PERIOD ENDED
                                                                                  APRIL 30, 2015*
                                                                                    (UNAUDITED)
                                                                                  ---------------
OPERATIONS:
   Net investment income ......................................................    $     151,813
   Net realized gain on investments and foreign currency transactions .........          221,129
   Net change in unrealized appreciation/(depreciation) on investments, foreign currency and translation of other assets and liabilities
   denominated in foreign currency ............................................          532,223
                                                                                   --------------
   Net increase in net assets resulting from operations .......................          905,165
                                                                                   --------------
CAPITAL SHARE TRANSACTIONS(1):
   INSTITUTIONAL CLASS SHARES
   Issued .....................................................................       24,910,115
                                                                                   --------------
   INCREASE FROM INSTITUTIONAL CLASS SHARES CAPITAL SHARE TRANSACTIONS ........       24,910,115
                                                                                   --------------
   INVESTOR CLASS SHARES
   Issued .....................................................................              100
                                                                                   --------------
   INCREASE FROM INVESTOR CLASS SHARES CAPITAL SHARE TRANSACTIONS .............              100
                                                                                   --------------
   Net increase in net assets from capital share transactions .................       24,910,215
                                                                                   --------------
   Total increase in net assets ...............................................       25,815,380
                                                                                   --------------
NET ASSETS:
   Beginning of period ........................................................          100,000
                                                                                   --------------
   End of period ..............................................................    $  25,915,380
                                                                                   ==============
   Undistributed net investment income ........................................    $     151,813
                                                                                   ==============

*    COMMENCED OPERATIONS ON DECEMBER 29,2014.

(1)  SEE NOTE 9 IN NOTES TO THE FINANCIAL STATEMENTS.


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

[GRAPHIC OMITTED] Winton Series Trust             Winton Global Equity Portfolio
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

SELECTED PER SHARE DATA & RATIOS
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD


                                                                 PERIOD ENDED
                                                               APRIL 30, 2015(1)
INSTITUTIONAL CLASS SHARES                                       (UNAUDITED)
                                                               -----------------

Net asset value, beginning of period                              $  10.00
                                                                  ---------
Income from operations:
Net investment income(2)                                              0.06
Net realized and unrealized gain on investments                       0.30
                                                                  ---------
Total from operations                                                 0.36
                                                                  ---------
Net asset value, end of period                                    $  10.36
                                                                  =========
TOTAL RETURN+                                                         3.60%
                                                                  =========
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period ($ Thousands)                           $ 25,812
Ratio of expenses to average net assets(including waivers
   and reimbursements)                                                0.76%**
Ratio of expenses to average net assets(excluding waivers
   and reimbursements)                                                2.12%**
Ratio of net investment income to Average Net Assets                  1.82%**
Portfolio turnover rate                                                 39%***

(1)  COMMENCED OPERATIONS ON DECEMBER 29,2014.
(2)  PER SHARE CALCULATIONS WERE PERFORMED USING AVERAGE SHARES FOR THE PERIOD.
+ TOTAL RETURN IS FOR THE PERIOD INDICATED AND HAS NOT BEEN ANNUALIZED.RETURN SHOWN DOES NOT REFLECT THE DEDUCTIONS OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. TOTAL RETURN WOULD HAVE BEEN LOWER HAD THE ADVISER NOT WAIVED ITS FEE AND/OR REIMBURSED OTHER EXPENSES.
**   ANNUALIZED.
*** PORTFOLIO TURNOVER RATE IS FOR THE PERIOD INDICATED AND HAS NOT BEEN ANNUALIZED.


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

[GRAPHIC OMITTED] Winton Series Trust             Winton Global Equity Portfolio
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

SELECTED PER SHARE DATA & RATIOS
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD


                                                                  PERIOD ENDED
                                                               APRIL 30, 2015(1)
INVESTOR CLASS SHARES                                             (UNAUDITED)
                                                               -----------------

Net asset value, beginning of period                              $  10.00
                                                                  ---------
Income from operations:
Net investment income(2)                                              0.05
Net realized and unrealized gain on investments                       0.30
                                                                  ---------
Total from operations                                                 0.35
                                                                  ---------
Net asset value, end of period                                    $  10.35
                                                                  =========
TOTAL RETURN+                                                         3.50%
                                                                  =========
RATIOSANDSUPPLEMENTALDATA
Net assets, end of period ($ Thousands)                           $    104
Ratio of expenses to average net assets(including waivers
   and reimbursements)                                                1.16%**
Ratio of expenses to average net assets(excludingwaivers
   and reimbursements)                                                6.15%**
Ratio of net investment income to Average Net Assets                  1.39%**
Portfolio turnover rate                                                 39%***

(1)  COMMENCED OPERATIONS ON DECEMBER 29,2014.
(2)  PER SHARE CALCULATIONS WERE PERFORMED USING AVERAGE SHARES FOR THE PERIOD.
+ TOTAL RETURN IS FOR THE PERIOD INDICATED AND HAS NOT BEEN ANNUALIZED.RETURN SHOWN DOES NOT REFLECT THE DEDUCTIONS OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. TOTAL RETURN WOULD HAVE BEEN LOWER HAD THE ADVISER NOT WAIVED ITS FEE AND/OR REIMBURSED OTHER EXPENSES.
**   ANNUALIZED.
*** PORTFOLIO TURNOVER RATE IS FOR THE PERIOD INDICATED AND HAS NOT BEEN ANNUALIZED.


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                                  Winton Global Equity Portfolio
                                                  For the period ended
[GRAPHIC OMITTED] Winton Series Trust             April 30, 2015 (Unaudited)
--------------------------------------------------------------------------------

NOTES TO THE FINANCIAL STATEMENTS

1. ORGANIZATION

Winton Series Trust (the "Trust") is organized as an open-end investment management company established under Delaware law as a Delaware statutory trust under an Agreement and Declaration of Trust dated October 6, 2014. The Trust is registered under the Investment Company Act of 1940, as amended. The financial statements herein are those of The Winton Global Equity Portfolio (the "Fund"). The Fund commenced operations on December 29, 2014. The Fund is diversified and its investment objective is to seek to achieve long-term investment growth The Fund offers two classes of shares of beneficial interest ("Shares") designated as Institutional Class shares ("Institutional Class") and Investor Class shares ("Investor Class") to investors eligible to invest in the Fund.

Winton Capital US LLC, a limited liability company organized under the laws of the State of Delaware and registered with the U.S. Securities and Exchange Commission as an investment adviser, serves as the Fund's investment adviser (the "Adviser"). The Adviser provides investment advisory services to the Fund and is responsible for its investment activities.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant accounting policies followed by the Fund:

a) STATEMENT OF COMPLIANCE -- These financial statements have been prepared in accordance with generally accepted accounting principles in the United States of America ("U.S. GAAP"). The Fund is an investment company in accordance with ASU 2013-08 and has therefore applied Accounting Standards Codification ("ASC") Topic 946 (AICPA Investment Company Guide) in the preparation of these financial statements.

b) USE OF ESTIMATES -- The preparation of financial statements in conformity with U.S GAAP requires management to make estimates and assumptions that affect the fair value of assets, the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and such differences could be material.

                                                  Winton Global Equity Portfolio
                                                  For the period ended
[GRAPHIC OMITTED] Winton Series Trust             April 30, 2015 (Unaudited)
--------------------------------------------------------------------------------

NOTES TO THE FINANCIAL STATEMENTS (continued)

2. SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

c) FAIR VALUE MEASUREMENT -- The Fund's securities are recorded at fair value. The FASB ASC Topic 820 Fair Value Measurement defines fair value, establishes a framework for measuring fair value using a three-tier hierarchy of inputs to value the Fund's investments.

     Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e., the "exit price") in an orderly transaction between market participants at the measurement date.

d) FEDERAL INCOME TAXES -- It is the Fund's intention to qualify as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Internal Revenue Code of 1986, as amended. Accordingly, no provision for Federal income taxes has been made in the financial statements.

     The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether it is "more-likely-than- not" (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Fund did not record any tax provision in the current period. However, management's conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., all open tax year ends, since inception), on-going analysis of and changes to tax laws, regulations and interpretations thereof.

     As of and during the period ended April 30, 2015, the Fund did not have a liability for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period, the Fund did not incur any interest or penalties.

e) SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on trade date basis for financial reporting purposes. Costs used in determining realized gains and losses on the sale of investment securities are based on the specific identification method. Dividend income is recorded on the ex-dividend date. Interest income is recognized on the accrual basis from settlement date. Certain dividends from foreign securities will be recorded as soon as the Fund is informed of the dividend, if such information is obtained subsequent to the ex-dividend date.

                                                  Winton Global Equity Portfolio
                                                  For the period ended
[GRAPHIC OMITTED] Winton Series Trust             April 30, 2015 (Unaudited)
--------------------------------------------------------------------------------

NOTES TO THE FINANCIAL STATEMENTS (continued)

2. SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

f) FOREIGN CURRENCY TRANSLATION -- The books and records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars on the date of valuation. The Fund does not isolate that portion of realized or unrealized gains and losses resulting from changes in the foreign exchange rate from fluctuations arising from changes in the market prices of the securities. These gains and losses are included in net realized and unrealized gains and losses on investments on the Statement of Operations. Net realized and unrealized gains and losses on foreign currency transactions represent net foreign exchange gains or losses from foreign currency exchange contracts, disposition of foreign currencies, currency gains or losses realized between trade and settlement dates on securities transactions and the difference between the amount of the investment income and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid.

g) INVESTMENTS IN REITS -- Dividend income from REITs is recorded based on the income included in distributions received from the REIT investments using published REIT reclassifications, including some management estimates when actual amounts are not available. Distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts.

h) EXPENSES -- Class specific expenses are borne by that class of shares. Income, realized and unrealized gains/ (losses), and non-class specific expenses are allocated to the respective class on the basis of relative daily net assets.

i) DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- The Fund distributes its net investment income at least annually Distributions from net realized capital gains, if any, are declared and paid annually. All distributions are recorded on ex-dividend date.

j) RECENT ACCOUNTING PRONOUNCEMENT -- In May 2015, the Financial Accounting Standards Board ("FASB") issued Accounting Standards Update ("ASU") No 2015-07 regarding "Disclosures for Investments in Certain Entities That Calculate Net Asset Value per Share". The amendments in this update are effective for fiscal years beginning after December 15, 2015, and interim periods within

                                                  Winton Global Equity Portfolio
                                                  For the period ended
[GRAPHIC OMITTED] Winton Series Trust             April 30, 2015 (Unaudited)
--------------------------------------------------------------------------------

NOTES TO THE FINANCIAL STATEMENTS (continued)

2. SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

j)   RECENT ACCOUNTING PRONOUNCEMENT (CONTINUED)

     those fiscal years. ASU No. 2015-07 will eliminate the requirement to categorize investments in the fair value hierarchy if their fair value is measured at net asset value ("NAV") per share (or its equivalent) using the practical expedient in the FASB's fair value measurement guidance At this time, an evaluation of the implications of ASU No. 2015-07 is underway and its impact on the financial statement disclosures has not yet been determined.

3. INVESTMENTS

Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, or, if there is no such reported sale, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ official closing price will be used. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates.

Securities for which market prices are not "readily available" are valued in accordance with fair value procedures established by the Fund's Board of Trustees (the "Board") The Fund's fair value procedures are implemented through a fair value committee (the "Committee") designated by the Board. Some of the more common reasons that may necessitate that a security be valued using fair value procedures include: the security's trading has been halted or suspended; the security has been de-listed from a national exchange; the security's primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security's primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government imposed restrictions. When a security is valued in accordance with the fair value procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.

For securities that principally trade on a foreign market or exchange, a significant gap in time can exist between the time of a particular security's last trade and the time at which the Fund calculates its net asset value. The closing prices of such securities may no longer reflect their market value at the time the Fund calculates

                                                  Winton Global Equity Portfolio
                                                  For the period ended
[GRAPHIC OMITTED] Winton Series Trust             April 30, 2015 (Unaudited)
--------------------------------------------------------------------------------

NOTES TO THE FINANCIAL STATEMENTS (continued)

3. INVESTMENTS (CONTINUED)

its net asset value if an event that could materially affect the value of those securities (a "Significant Event") has occurred between the time of the security's last close and the time that the Fund calculates its net asset value. A Significant Event may relate to a single issuer or to an entire market sector. If the Adviser of the Fund becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which the Fund calculates its net asset value, it may request that a Committee meeting be called. In addition, SEI Investments Global Fund Services (the "Administrator"), a wholly owned subsidiary of SEI Investments Company, monitors price movements among certain selected indices, securities and/or baskets of securities that may be an indicator that the closing prices received earlier from foreign exchanges or markets may not reflect market value at the time the Fund calculates net asset value. If price movements in a monitored index or security exceed levels established by the Administrator, the Administrator notifies the Adviser for the Fund that such limits have been exceeded. In such event, the Adviser makes the determination whether a Committee meeting should be called based on the information provided. As of April 30, 2015, there were no securities valued in accordance with fair value procedures.

The Fund uses Interactive Data Pricing and Reference Data, Inc ("Interactive Data") as a third party fair valuation vendor. Interactive Data provides a fair value for foreign securities in the Fund based on certain factors and methodologies (involving, generally, tracking valuation correlations between the U.S. market and each non-U.S. security) applied by Interactive Data in the event that there is a movement in the U.S. markets that exceeds a specific threshold established by the Committee. The Committee establishes a "confidence interval" which is used to determine the level of correlation between the value of a foreign security and movements in the U.S market before a particular security is fair valued when the threshold is exceeded In the event that the threshold established by the Committee is exceeded on a specific day, the Fund values its non-U.S. securities that exceed the applicable "confidence interval" based upon the fair values provided by Interactive Data. In such event, it is not necessary to hold a Committee meeting. In the event that the Adviser believes that the fair values provided by Interactive Data are not reliable, the Adviser contacts the Fund's Administrator and may request that a meeting of the Committee be held.

                                                  Winton Global Equity Portfolio
                                                  For the period ended
[GRAPHIC OMITTED] Winton Series Trust             April 30, 2015 (Unaudited)
--------------------------------------------------------------------------------

NOTES TO THE FINANCIAL STATEMENTS (continued)

3. INVESTMENTS (CONTINUED)

If a local market in which the Fund owns securities is closed for one or more days, the Fund shall value all securities held in that corresponding currency based on the fair value prices provided by Interactive Data using the predetermined confidence interval discussed above.

In accordance with the authoritative guidance on fair value measurements and disclosure under U.S GAAP, the Fund discloses fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

     LEVEL 1 -- Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

     LEVEL 2 -- Other significant observable inputs (includes quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with pricing procedures approved by the Board, etc.); and

     LEVEL 3 -- Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

As of April 30, 2015, all of the Fund's investments were considered Level 1.

For the period ended April 30, 2015, there have been no transfers between levels. All transfers, if any, are recognized by the Fund at the end of each period. During the period ended April 30, 2015, there were no Level 2 or 3 investments.

                                                  Winton Global Equity Portfolio
                                                  For the period ended
[GRAPHIC OMITTED] Winton Series Trust             April 30, 2015 (Unaudited)
--------------------------------------------------------------------------------

NOTES TO THE FINANCIAL STATEMENTS (continued)

3. INVESTMENTS (CONTINUED)

INVESTMENT TRANSACTIONS

For the period ended April 30, 2015, the Fund made purchases of $33,050,062 and sales of $9,306,565 in investment securities other than long-term U.S. Government and short-term securities There were no purchases or sales of long-term U.S Government securities.

4. TRANSACTIONS WITH AFFILIATES

Certain officers of the Trust are also officers of SEI Investments Global Funds Services (the "Administrator"), a wholly owned subsidiary of SEI Investments Company, and/or SEI Investments Distribution Co. (the "Distributor"). Such officers are paid no fees by the Trust, other than the Chief Compliance Officer ("CCO") as described below, for serving as officers of the Trust.

A portion of the services provided by the CCO and his staff, who are employees of the Administrator, are paid for by the Trust as incurred. The services include regulatory oversight of the Trust's advisors and service providers, as required by SEC regulations. The CCO's services and fees have been approved by and are reviewed by the Board.

5. ADMINISTRATION, DISTRIBUTION, SHAREHOLDER SERVICING, CUSTODIAN AND TRANSFER AGENT AGREEMENTS

The Fund and the Administrator are parties to an Administration Agreement, under which the Administrator provides administration services to the Fund. For these services, the Administrator is paid an asset based fee, which will vary depending on the number of share classes and the average daily net assets of the Fund. For period ended April 30, 2015, the Fund paid $46,794 for these services.

The Trust and the Distributor are parties to a Distribution Agreement The Distribution Agreement provides that Investor Class Shares of the Fund pay the Distributor an annual fee of up to 0.25% of the average daily net assets of the Investor Class Shares For the period ended April 30, 2015, the Investor Class Shares incurred $85 of distribution fees, an effective rate of 0.25% .

The Fund has adopted a shareholder servicing plan that provides that the Fund may pay financial intermediaries for shareholder services in an annual amount not to exceed 0.15% based on the average daily net assets of the Fund's Investor Class shares. For the period ended April 30, 2015, the Investor Class Shares incurred $51 of shareholder servicing fees, an effective rate of 0.15%.

                                                  Winton Global Equity Portfolio
                                                  For the period ended
[GRAPHIC OMITTED] Winton Series Trust             April 30, 2015 (Unaudited)
--------------------------------------------------------------------------------

NOTES TO THE FINANCIAL STATEMENTS (continued)

5. ADMINISTRATION, DISTRIBUTION, SHAREHOLDER SERVICING, CUSTODIAN AND TRANSFER AGENT AGREEMENTS (CONTINUED)

MUFG Union Bank, N.A. acts as custodian (the "Custodian") for the Fund. The Custodian plays no role in determining the investment policies of the Fund or which securities are to be purchased or sold by the Fund.

Atlantic Fund Services, LLC serves as the transfer agent and dividend disbursing agent for the Fund under a transfer agency agreement with the Trust.

6. INVESTMENT ADVISORY AGREEMENT

Under the terms of an investment advisory agreement, the Adviser provides investment advisory services to the Fund at a fee, which is calculated daily and paid monthly at an annual rate of 0.40% of the Fund's average daily net assets. The Adviser has contractually agreed to reduce fees and reimburse expenses to the extent necessary to keep the Institutional Class shares' total annual operating expenses after fee reductions and/or expense reimbursements (excluding class specific expenses (such as Rule 12b-1 fees and shareholder servicing fees), interest, taxes, brokerage commissions, acquired fund fees and expenses, and non-routine expenses) from exceeding 0.76% of the Fund's average daily net assets until February 29, 2016 (the "Expense Limitation"). In addition, if at any point it becomes unnecessary for the Adviser to reduce fees or make expense reimbursements, the Adviser may recover all or a portion of its fee reductions or expense reimbursements within a three-year period from the year in which it reduced its fee or reimbursed expenses if the Fund's Total Annual Fund Operating Expenses are below the Expense Limitation. This agreement may be terminated: (i) by the Board of Trustees of the Trust for any reason at any time, or (ii) by the Adviser, upon ninety (90) days' prior written notice to the Trust, effective as of the close of business on February 29, 2016. As of April 30, 2015, fees which were previously waived and/or reimbursed by the Adviser which may be subject to possible future reimbursement to the Adviser were $114,805, expiring in 2018.

7. FEDERAL TAX INFORMATION

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S GAAP As a result, net investment income/(loss) and net realized gain/(loss) on investment transactions for a reporting period may differ significantly from distributions during such period These book/tax differences

                                                  Winton Global Equity Portfolio
                                                  For the period ended
[GRAPHIC OMITTED] Winton Series Trust             April 30, 2015 (Unaudited)
--------------------------------------------------------------------------------

NOTES TO THE FINANCIAL STATEMENTS (continued)

7. FEDERAL TAX INFORMATION (CONTINUED)

may be temporary or permanent. To the extent these differences are permanent in nature, they are charged or credited to undistributed net investment income/
(loss), accumulated net realized gain/(loss) or paid-in capital, as appropriate, in the period that the differences arise.

The Federal tax cost and aggregate gross unrealized appreciation and depreciation for the investments held by the Fund at April 30, 2015, were as follows:

--------------------------------------------------------------------------------
                      AGGREGATE            AGGREGATE
     FEDERAL            GROSS                 GROSS                  NET
       TAX           UNREALIZED            UNREALIZED            UNREALIZED
      COST          APPRECIATION          DEPRECIATION          APPRECIATION
--------------------------------------------------------------------------------
   $23,968,148       $1,243,494            $(712,107)             $531,387
--------------------------------------------------------------------------------

8. RISKS ASSOCIATED WITH FINANCIAL INSTRUMENTS

As with all mutual funds, shareholders are subject to the risk investments could lose money. A Fund share is not a bank deposit and it is not insured or guaranteed by the FDIC or any government agency. The Fund is exposed to market, credit, liquidity and operational risk arising from the securities it holds. The nature and the extent of the investments held at April 30, 2015 are set out in the Schedule of Investments.

The Trustees are responsible for overseeing the Trust's service providers and, thus, have oversight responsibility with respect to risk management performed by those service providers. Each service provider is responsible for one or more discrete aspects of the Trust's business and, consequently, for managing the risks associated with that business.

The risk management policies employed by the Board, as appropriate, to manage these risks are summarized below.

a) MARKET RISK -- Market risk is the risk that changes in interest rates, foreign exchange rates or equity security prices will affect the positions held by the Fund making them less valuable. The Fund is exposed to market risk on financial instruments that are valued at market prices. The Fund's market risk is monitored on a regular basis by the Adviser in accordance with its policies and procedures.

                                                  Winton Global Equity Portfolio
                                                  For the period ended
[GRAPHIC OMITTED] Winton Series Trust             April 30, 2015 (Unaudited)
--------------------------------------------------------------------------------

NOTES TO THE FINANCIAL STATEMENTS (continued)

8. RISKS ASSOCIATED WITH FINANCIAL INSTRUMENTS (CONTINUED)

i) CURRENCY RISK -- As a result of the Fund's investments in securities denominated in, and/or receiving revenues in, non-U.S. currencies, the Fund will be subject to currency risk. Currency risk is the risk that non-U.S. currencies will decline in value relative to the U.S. dollar, which would adversely affect the U.S. dollar value of an investment in the Fund. Currency exchange rates may fluctuate in response to, among other things, changes in interest rates, intervention (or failure to intervene) by U.S. or non-U.S. governments, central banks or supranational entities, or by the imposition of currency controls or other political developments in the United States or abroad.

ii) INTEREST RATE RISK -- Interest rate risk is the risk that the fair value or future cash flows of a financial instrument will fluctuate because of changes in market interest rates. The majority of the Fund's financial assets and liabilities are non-interest bearing. The Fund's cash and cash equivalents are the only components that expose them to risks associated with the effects of fluctuations in the prevailing levels of market interest rates on their financial position and cash flows.

iii) NON-U.S. INVESTMENT/EMERGING MARKETS RISK -- The Fund invests in securities issued by non-U.S. companies. Non-U.S. securities may be subject to additional risks due to, among other things, political, social and economic developments abroad, currency movements and different legal, regulatory and tax environments. These additional risks may be heightened with respect to emerging market countries since political turmoil and rapid changes in economic conditions are more likely to occur in these countries.

iv) OTHER PRICE RISK -- Other price risk is the risk that the fair value of the securities will fluctuate as a result of changes in market prices (other than those arising from interest rate, non-US/emerging markets or currency risk), whether caused by factors specific to an individual security, its issuer or all the factors affecting all financial instruments in the market.

     All investments are valued at fair value, with fair value changes recognized in the Statement of Operations All changes in market prices will directly affect net increase in net assets resulting from operations in the Statement of Changes in Net Assets. The Adviser, in accordance with its policies and procedures, monitors the other price risk on a regular basis.

                                                  Winton Global Equity Portfolio
                                                  For the period ended
[GRAPHIC OMITTED] Winton Series Trust             April 30, 2015 (Unaudited)
--------------------------------------------------------------------------------

NOTES TO THE FINANCIAL STATEMENTS (continued)

8. RISKS ASSOCIATED WITH FINANCIAL INSTRUMENTS (CONTINUED)

b) CREDIT RISK -- Credit risk is the risk that a counterparty to a financial instrument will fail to discharge an obligation or commitment that it has entered into with the Fund. The carrying amounts of assets and liabilities are an estimate of the maximum exposure at the Statement of Assets and Liabilities date.

c) LIQUIDITY RISK -- Liquidity risk is the risk that the Fund will encounter difficulty in meeting obligations associated with its financial liabilities that are settled by delivering cash or another financial asset. Exposure to liquidity risk arises because of the possibility that a Fund could be required to pay its liabilities or redeem its shares earlier than expected.

The Fund only invests in equity securities which the Adviser believes are sufficiently liquid to enable opening and closing of positions without causing excessive price movements. Market Capitalization and average daily volumes are monitored by the Adviser, with reference to the Fund's open positions and trading volumes respectively, on a regular basis.

d) OPERATIONAL RISK -- Operational risk is the risk of direct or indirect loss arising from a wide variety of causes associated with the processes, technology and infrastructure supporting the Fund's operations either internally within the Fund or externally at the Fund's service providers and from external factors other than credit, market and liquidity risks such as those arising from legal and regulatory requirements and generally accepted standards of investment management behavior. Operational risks arise from all of the Fund's activities.

Due diligence of the Fund's counterparties is performed before entering into any form of contract, followed by ongoing monitoring of their performance and operational controls. In addition, the Fund's key counterparties receive a formal due diligence review on, at least, an annual basis to verify that each party is carrying out its obligations effectively and in compliance with its contractual obligations and applicable law and regulation.

The Adviser's objective is to manage operational risk so as to balance limiting of financial losses and damage to its reputation with achieving its investment objective of generating returns to investors. A detailed list of all risks covered by the above, which the Fund is exposed to, is included in the Fund's prospectus.

                                                  Winton Global Equity Portfolio
                                                  For the period ended
[GRAPHIC OMITTED] Winton Series Trust             April 30, 2015 (Unaudited)
--------------------------------------------------------------------------------

NOTES TO THE FINANCIAL STATEMENTS (continued)

9. SHARE TRANSACTIONS

Shares may be purchased directly from the Fund or through a financial intermediary on any day that the New York Stock Exchange is open for business. The Fund's price per share is calculated as the value of that share's portion of the net assets of the Fund.

The share transactions for the period ended April 30, 2015 are shown below:

SHARES TRANSACTIONS:

  INSTITUTIONAL CLASS SHARES
    Issued ......................................................   2,491,019
                                                                    ---------
    INCREASE IN INSTITUTIONAL CLASS SHARES ......................   2,491,019
                                                                    ---------
  INVESTOR CLASS SHARES
    Issued ......................................................          10
                                                                    ---------
    INCREASE IN INVESTOR CLASS SHARES ...........................          10
                                                                    ---------
    NET INCREASE IN SHARES OUTSTANDING ..........................   2,491,029
                                                                    =========

10. INDEMNIFICATIONS

In the normal course of business the Fund enters into contracts with third-party service providers that contain a variety of representations and warranties and that provide general indemnifications Additionally, under the Fund's organizational documents, the officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. The Fund's maximum exposure under these arrangements is unknown, as it involves possible future claims that may or may not be made against the Fund. Based on experience, the Adviser is of the view that the risk of loss to the Fund in connection with the Fund's indemnification obligations is remote; however, there can be no assurance that such obligations will not result in material liabilities that adversely affect the Fund.

11. SUBSEQUENT EVENTS

The Board has evaluated the need for additional disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no additional adjustments were required to the financial statements.

                                                  Winton Global Equity Portfolio
[GRAPHIC OMITTED] Winton Series Trust             April 30, 2015 (Unaudited)
--------------------------------------------------------------------------------

DISCLOSURE OF FUND EXPENSES

All mutual funds have operating expenses As a shareholder of a mutual fund, your investment is affected by these ongoing costs, which include (among others) costs for fund management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from the mutual fund's gross income and directly reduce your final investment return. These expenses are expressed as a percentage of the mutual fund's average net assets; this percentage is known as the mutual fund's expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table on the next page illustrates your Fund's costs in two ways:

ACTUAL FUND RETURN -- This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The "Expenses Paid During Period" column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the "Ending Account Value" number is derived from deducting that expense cost from the Fund's gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your ending starting account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under "Expenses Paid During Period."

HYPOTHETICAL 5% RETURN -- This section helps you compare your Fund's costs with those of other mutual funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund's comparative cost by comparing the hypothetical result for your Fund in the "Expense Paid During Period" column with those that appear in the same charts in the shareholder reports for other mutual funds.

NOTE: Because the return is set at 5% for comparison purposes -- NOT your Fund's actual return -- the account values shown may not apply to your specific investment.

                                                  Winton Global Equity Portfolio
[GRAPHIC OMITTED] Winton Series Trust             April 30, 2015 (Unaudited)
--------------------------------------------------------------------------------

DISCLOSURE OF FUND EXPENSES (continued)

--------------------------------------------------------------------------------
                            BEGINNING       ENDING
                             ACCOUNT       ACCOUNT     ANNUALIZED     EXPENSES
                              VALUE         VALUE       EXPENSE      PAID DURING
                            12/29/14       4/30/15       RATIOS         PERIOD
--------------------------------------------------------------------------------
ACTUAL FUND RETURN
Institutional Class        $1,000.00     $1,036.00       0.76%        $  2.56*
Investor Class              1,000.00      1,035.00       1.16%           3.91*

HYPOTHETICAL 5% RETURN
Institutional Class        $1,000.00     $1,021.03       0.76%        $  3.81**
Investor Class              1,000.00      1,019.04       1.16%           5.81**


* EXPENSES ARE EQUAL TO THE FUND'S ANNUALIZED EXPENSE RATIO MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY 121/365 (TO REFLECT THE COMMENCEMENT OF OPERATIONS PERIOD SHOWN.)

**   EXPENSES ARE EQUAL TO THE FUND'S ANNUALIZED EXPENSE RATIO MULTIPLIED BY
     THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY 181/365(TO REFLECT THE ONE-HALF YEAR PERIOD.)

                                                  Winton Global Equity Portfolio
[GRAPHIC OMITTED] Winton Series Trust             April 30, 2015 (Unaudited)
--------------------------------------------------------------------------------

APPROVAL OF INVESTMENT ADVISORY AGREEMENT

Pursuant to Section 15 of the Investment Company Act of 1940 (the "1940 Act"), the Fund's advisory agreement (the "Agreement") must be approved: (i) by a vote of a majority of the shareholders of the Fund; and (ii) by the vote of a majority of the members of the Board of Trustees (the "Board" or the "Trustees") of Winton Series Trust (the "Trust") who are not parties to the Agreement or "interested persons" of any party thereto, as defined in the 1940 Act (the "Independent Trustees"), cast in person at a meeting called for the purpose of voting on such approval.

A Board meeting was held on December 11, 2014 to decide whether to approve the Agreement for an initial two-year term. In preparation for the meeting, the Trustees requested that the Adviser furnish information necessary to evaluate the terms of the Agreement. The Trustees used this information, as well as other information that the Adviser and other service providers of the Fund presented or submitted to the Board at the meeting, to help them decide whether to approve the Agreement for an initial two-year term.

Specifically, the Board requested and received written materials from the Adviser and other service providers of the Fund regarding: (i) the nature, extent and quality of the services to be provided by the Adviser; (ii) the Adviser's investment management personnel; (iii) the Adviser's operations and financial condition; (iv) the Adviser's brokerage practices (including any soft dollar arrangements) and investment strategies; (v) the Fund's proposed advisory fee to be paid to the Adviser and overall fees and operating expenses compared with a peer group of mutual funds; (vi) the Adviser's compliance systems; (vii) the Adviser's policies on and compliance procedures for personal securities transactions; (viii) the Adviser's investment experience; (ix) the Adviser's rationale for introducing the Fund as well as the Fund's proposed objective and strategy; and (x) the Adviser's performance in managing similar accounts.

Representatives from the Adviser, along with other Fund service providers, presented additional information and participated in question and answer sessions at the meeting to help the Trustees evaluate the Adviser's services, fee and other aspects of the Agreement. The Independent Trustees received advice from independent counsel and met in executive session outside the presence of Fund management and the Adviser.

At the Board meeting, the Trustees, including all of the Independent Trustees, based on their evaluation of the information provided by the Adviser and other service providers of the Fund, approved the Agreement. In considering the approval of the Agreement, the Board considered various factors that they determined were

                                                  Winton Global Equity Portfolio
[GRAPHIC OMITTED] Winton Series Trust             April 30, 2015 (Unaudited)
--------------------------------------------------------------------------------

APPROVAL OF INVESTMENT ADVISORY AGREEMENT (continued)

relevant, including: (i) the nature, extent and quality of the services to be provided by the Adviser; and (ii) the fees to be paid to the Adviser, as discussed in further detail below.

NATURE, EXTENT AND QUALITY OF SERVICES PROVIDED BY THE ADVISER

In considering the nature, extent and quality of the services to be provided by the Adviser, the Board reviewed the portfolio management services to be provided by the Adviser to the Fund, including the quality and continuity of the Adviser's portfolio management personnel and the resources of the Adviser. The Trustees reviewed the terms of the proposed Agreement The most recent investment adviser registration form ("Form ADV") for the Adviser was provided to the Board, as was the response of the Adviser to a detailed series of questions which included, among other things, information about the background and experience of the portfolio managers proposed to be primarily responsible for the day-to-day management of the Fund.

The Trustees also considered other services to be provided to the Fund by the Adviser such as selecting broker-dealers for executing portfolio transactions, monitoring adherence to the Fund's investment restrictions, and monitoring compliance with various Fund policies and procedures and with applicable securities laws and regulations Based on the factors above, as well as those discussed below, the Board concluded, within the context of its full deliberations, that the nature, extent and quality of the services to be provided to the Fund by the Adviser would be satisfactory.

COSTS OF ADVISORY SERVICES

In considering the advisory fee payable by the Fund to the Adviser, the Trustees reviewed, among other things, a report of the proposed advisory fee to be paid to the Adviser. The Trustees also reviewed reports prepared by the Fund's administrator comparing the Fund's net and gross expense ratios and advisory fees to those paid by a peer group of mutual funds as classified by Lipper, an independent provider of investment company data. The Trustees reviewed pro forma fee and expense information. The Board concluded, within the context of its full deliberations, that the advisory fee was reasonable in light of the nature and quality of the services expected to be rendered by the Adviser. The Board also considered the Adviser's commitment to managing the Fund and its willingness to enter into an expense limitation and fee waiver arrangement with the Fund.

                                                  Winton Global Equity Portfolio
[GRAPHIC OMITTED] Winton Series Trust             April 30, 2015 (Unaudited)
--------------------------------------------------------------------------------

APPROVAL OF INVESTMENT ADVISORY AGREEMENT (continued)

COSTS OF ADVISORY SERVICES (CONTINUED)

Because the Fund was new and had not commenced operations, it did not yet have an investment performance record and it was not possible to determine the profitability that the Adviser might achieve with respect to the Fund or the extent to which economies of scale would be realized by the Adviser as the assets of the Fund grow. Accordingly, the Trustees did not make any conclusions regarding the Fund's investment performance, the Adviser's profitability, or the extent to which economies of scale would be realized by the Adviser as the assets of the Fund grow, but will do so during future considerations of the Agreement.

Based on the Board's deliberations and its evaluation of the information described above and other factors and information it believed relevant in the exercise of its reasonable business judgment, the Board, including all of the Independent Trustees, unanimously concluded that the terms of the Agreement, including the fees to be paid thereunder, were fair and reasonable and agreed to approve the Agreement for an initial term of two years. In its deliberations, the Board did not identify any particular factor (or conclusion with respect thereto) or single piece of information that was all-important, controlling or determinative of its decision and each Trustee may have attributed different weights to the various factors (and conclusions with respect thereto) and information.

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


                      [This Page Intentionally Left Blank]

                                                                 WIN-SA-001-0200

ITEM 2. CODE OF ETHICS.

Not applicable for semi-annual report.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual report.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual report.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to open-end management investment companies.

ITEM 6. SCHEDULE OF INVESTMENTS.

Schedule of Investments is included as part of the Report to Shareholders filed under Item 1 of this form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to open-end management investment companies.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable. Effective for closed-end management investment companies for fiscal years ending on or after December 31, 2005

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to open-end management investment companies.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees during the period covered by this report.

ITEM 11. CONTROLS AND PROCEDURES.

(a) The Registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report, are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There has been no change in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEMS 12. EXHIBITS.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                                         Winton Series Trust

                                                     /s/ Michael Beattie
By (Signature and Title)                             ---------------------------
                                                     Michael Beattie, President

Date: July 6, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


                                                     /s/ Michael Beattie
By (Signature and Title)                             ---------------------------
                                                     Michael Beattie, President

Date: July 6, 2015

                                                     /s/ Rami Abdel-Rahman
By (Signature and Title)                             ---------------------------
                                                     Rami Abdel-Rahman
                                                     Treasurer, Controller & CFO

Date: July 6, 2015